POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
POST-EMPLOYMENT BENEFITS
Post-employment benefits
	At December 31	At December 31
(in thousands)	2021	2020

Accrued benefit obligation	$1,274	$1,361
	$1,274	$1,361

Post-employment benefits-by balance sheet presentation:
Current	$120	$120
Non-current	1,154	1,241
	$1,274	$1,361

Post-employment benefits continuity
(in thousands)	2021	2020

Balance-January 1	$1,361	$2,258
Accretion (note 21)	23	57
Benefits paid	(110)	(90)
Experience gain adjustment	-	(864)
Balance-December 31	$1,274	$1,361